Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Manscaped Holdings, LLC [Member]
Other Current Liabilities [Line Items]
Other Current Liabilities

6.  Other Current Liabilities

Other current liabilities consist of the following (in thousands):

	December 31,
	2021	2020
Short-term share-based compensation liability	$—	$4,440
Taxes, other than income taxes	4,320	3,796
Income taxes payable	326	1,368
Goods received not invoiced	3,711	1,320
Refunds and warranties reserve	1,825	1,227
Media accrual	998	1,053
Freight and fulfillment	2,835	1,020
Deferred revenue	1,630	914
Payroll and related	1,398	581
Professional fees	1,931	—
Other	2,332	335
	$21,306	$16,054